Schedule of Outstanding Lease Obligations (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Lease Obligations
Lease obligations, beginning balance	$ 2,352,878	$ 2,400,565	$ 3,790,147
New lease obligations	3,049,261	3,705,417	1,159,470
Disposal of leased vehicles	(243,009)	(975,215)	(769,009)
Payments on lease obligations	(2,071,952)	(2,422,451)	(1,780,043)
Lease obligation converted to note payable	0	(355,438)
Lease obligations, ending balance	$ 3,087,178	$ 2,352,878	$ 2,400,565